Condensed Statements of Operations and Comprehensive Income (Loss) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Operating expenses
Research and development	$ (426)	$ 10,956	$ 7,263	$ 21,656	$ 41,129	$ 39,162
General and administrative	3,492	4,915	7,519	9,580	17,968	21,536
Impairment of property and equipment	0	0	3,418	0
Total operating expenses	3,066	15,871	18,200	31,236	59,097	60,698
Loss from operations	(3,066)	(15,871)	(18,200)	(31,236)	(59,097)	(60,698)
Interest income	981	194	1,926	207	1,582	19
Other income (loss), net	0	(11)	(15)	(10)	(42)	(13)
Net loss	(2,085)	(15,688)	(16,289)	(31,039)	(57,557)	(60,692)
Comprehensive income (loss)
Unrealized gain (loss) on available-for-sale securities	(31)	(72)	8	(72)	(21)
Comprehensive loss	$ (2,116)	$ (15,760)	$ (16,281)	$ (31,111)	$ (57,578)	$ (60,692)
Net loss per share - basic (in dollars per share)	$ (0.19)	$ (1.42)	$ (1.46)	$ (2.81)	$ (5.21)	$ (5.51)
Net loss per share - diluted (in dollars per share)	$ (0.19)	$ (1.42)	$ (1.46)	$ (2.81)	$ (5.21)	$ (5.51)
Basic weighted average number of shares outstanding (in shares)	11,231,725	11,040,741	11,158,361	11,034,757	11,044,232	11,008,332
Diluted weighted average common shares outstanding (in shares)	11,231,725	11,040,741	11,158,361	11,034,757	11,044,232	11,008,332